Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2018
MML American Funds Core Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MML American Funds Core Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Funds’ stated asset allocation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Service Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series® (the “American Underlying Funds”), managed by Capital Research and Management Company (“Capital Research”), using a flexible asset allocation approach. The Fund’s investment adviser, MML Advisers (the “Adviser”), invests the Fund’s assets in a combination of domestic and international American Underlying Funds. As of the date of this Prospectus, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series - Bond Fund, the American Funds Insurance Series - Blue Chip Income and Growth Fund, the American Funds Insurance Series - Growth-Income Fund, and the American Funds Insurance Series - International Fund. The Adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions.

Through its investments in American Underlying Funds, the Fund may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), and U.S. and foreign fixed income securities of private or governmental issuers (including fixed income securities of any credit quality (including “junk” or “high yield” bonds) and having any maturity or duration). Issuers located outside the United States may include issuers in emerging and developing countries. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. An American Underlying Fund may invest in mortgage-backed or other asset-backed securities and may invest in dollar rolls and to-be-announced (“TBA”) contracts. The American Underlying Funds may hold a portion of their assets in cash or cash equivalents.

The Fund’s Adviser will rely on proprietary asset allocation models to adjust the amount of the Fund’s investments in the American Underlying Funds.

Exposure to different asset classes and strategies and American Underlying Funds will vary over time, in response to changes in the Adviser’s assessment of changing market, economic, and political factors and events that the Adviser believes may impact the value of the Fund’s investments. The Adviser may modify the selection of American Underlying Funds from time to time, and may invest in other American Underlying Funds, including any American Underlying Funds that may be created in the future. The amount of the Fund’s investment in certain investment companies or investment pools is limited by law or by tax considerations.

The table below shows the approximate percentages of the Fund’s assets allocated to each of the identified asset classes and each American Underlying Fund as of April 6, 2018. It is possible that the allocations may be different from those shown in the table. Allocations and anticipated investment ranges will change over time.

Asset Class and American Underlying Funds	Allocation
Equity	64%
Large Cap Equity
American Funds Insurance Series-Blue Chip Income and Growth Fund	23%
American Funds Insurance Series-Growth-Income Fund	28%

International/Global
American Funds Insurance Series-International Fund	13%

Fixed Income	36%
American Funds Insurance Series-Bond Fund	36%

		The Fund will bear a pro rata share of the American Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the American Underlying Funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Although the descriptions below refer to the risks relating to investment activities of the Fund, many of the risks arise due to the investment activities of the American Underlying Funds.

Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counteryparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll Transaction Risk Dollar roll transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence, or announcements of economic, political, or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk. These risks may be heightened due to the current historically low interest rate environment.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, other economic sanctions, and tax increases. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries, and quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries.

Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.

Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time.

Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. Litigation with respect to the representations and warranties given in connection with the issuance of mortgage-backed securities can be an important consideration in investing in such securities, and the outcome of any such litigation could significantly impact the value of the Fund’s mortgage-backed investments.

Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the American Underlying Funds, including exchange-traded funds, in which it invests, including the risk that the American Underlying Funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the American Underlying Funds.

Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment adviser judges to be undervalued may actually be appropriately priced.

		When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments (MSCI ACWI ex USA), an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg Barclays U.S. Aggregate Bond Index), and a hypothetical custom index with a similar investment objective which comprises the S&P 500® (55%), MSCI ACWI ex USA (10%), and Bloomberg Barclays U.S. Aggregate Bond (35%) Indexes (Custom MML Core Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments (MSCI ACWI ex USA), an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg Barclays U.S. Aggregate Bond Index), and a hypothetical custom index with a similar investment objective which comprises the S&P 500® (55%), MSCI ACWI ex USA (10%), and Bloomberg Barclays U.S. Aggregate Bond (35%) Indexes (Custom MML Core Allocation Index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments (MSCI ACWI ex USA), an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg Barclays U.S. Aggregate Bond Index), and a hypothetical custom index with a similar investment objective which comprises the S&P 500® (55%), MSCI ACWI ex USA (10%), and Bloomberg Barclays U.S. Aggregate Bond (35%) Indexes (Custom MML Core Allocation Index).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Service Class I Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:	2Q ’09,	13.31%	Lowest Quarter:	4Q ’08,	-	15.49%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
MML American Funds Core Allocation Fund | Service Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	$ 1,329
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	24.52%
2010	rr_AnnualReturn2010	9.17%
2011	rr_AnnualReturn2011	(0.16%)
2012	rr_AnnualReturn2012	11.70%
2013	rr_AnnualReturn2013	18.30%
2014	rr_AnnualReturn2014	8.05%
2015	rr_AnnualReturn2015	(1.12%)
2016	rr_AnnualReturn2016	8.97%
2017	rr_AnnualReturn2017	14.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.49%)
One Year	rr_AverageAnnualReturnYear01	14.94%
Five Years	rr_AverageAnnualReturnYear05	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2008
MML American Funds Core Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.83%
Five Years	rr_AverageAnnualReturnYear05	15.79%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2008
MML American Funds Core Allocation Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.54%
Five Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2008
MML American Funds Core Allocation Fund | MSCI ACWI ex USA (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.19%
Five Years	rr_AverageAnnualReturnYear05	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2008
MML American Funds Core Allocation Fund | Custom MML Core Allocation Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.70%
Five Years	rr_AverageAnnualReturnYear05	10.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2008

[1]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.